Other current assets (Details) - Schedule of Other Current Assets - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Assets [Abstract]
Governmental institutions	₪ 996	₪ 594
Prepaid expenses	484	422
Other	29
Other current assets	₪ 1,509	₪ 1,016